DISTRIBUTION AND LICENSE AGREEMENTS (Details) - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2014	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Aug. 25, 2014
Warrants issued (shares)		7,950,000	1,290,000	807,648
Employment Contracts [Member]
Number of shares called by exercise of warrants					440,000
Employment Contracts [Member] | Share-based Compensation Award, Tranche One [Member]
Warrant vesting terms description			vested immediately at their grant date
Number of shares called by exercise of warrants					80,000
Employment Contracts [Member] | Share-based Compensation Award, Tranche Two [Member]
Number of shares called by exercise of warrants					200,000
Employment Contracts [Member] | Share-based Compensation Award, Tranche Three [Member]
Warrant vesting terms description			vest upon achievement of certain milestones under the distribution agreement (See Note 9)
Number of shares called by exercise of warrants					160,000
Qualipride International [Member] | Maximum [Member]
Handling charge, percent of product cost			2.00%
Sales commission charge as percent of product cost			5.00%
Qualipride International [Member] | Employment Contracts [Member]
Stock-based compensation, shares issued during period	240,000
Number of shares called by exercise of warrants	440,000
Qualipride International [Member] | Employment Contracts [Member] | Share-based Compensation Award, Tranche One [Member]
Number of warrants or shares vested	40,000
Warrant vesting terms description			vested immediately upon issuance
Number of shares called by exercise of warrants	80,000
Qualipride International [Member] | Employment Contracts [Member] | Share-based Compensation Award, Tranche Two [Member]
Number of warrants or shares vested	100,000
Number of shares called by exercise of warrants	200,000
Qualipride International [Member] | Employment Contracts [Member] | Share-based Compensation Award, Tranche Three [Member]
Number of warrants or shares vested	100,000
Warrant vesting terms description			will vest once we achieve certain financial and operational milestones
Number of shares called by exercise of warrants	160,000
Qualipride International [Member] | Employment Contracts [Member] | Minimum [Member] | Share-based Compensation Award, Tranche Two [Member]
Vesting period of options or warrants granted	1 year
Qualipride International [Member] | Employment Contracts [Member] | Maximum [Member] | Share-based Compensation Award, Tranche Two [Member]
Vesting period of options or warrants granted	3 years